May 01, 2018

LVIP American Century Select Mid Cap Managed Volatility Fund Supplement Dated March 20, 2019 to the Prospectus Dated May 1, 2018

This Supplement updates certain information in the Prospectus for the LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Prospectus for the Fund are effective May 1, 2019

I.
At a meeting of the Board of Trustees (the "Board") of Lincoln Variable Insurance Products Trust on March 4-5, 2019, the Board approved the appointment of American Century Investment Management, Inc. as the new sub-adviser to the Fund.

II.	The following replaces the information under the section Fees and Expenses on page 1:

This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.75%	0.75%

Distribution and/or Service (12b-1 fees)	None	0.35%

Other Expenses[1]	0.09%	0.09%

Total Annual Fund Operating Expenses	0.84%	1.19%

[1] Other Expenses were restated to reflect the current fee structure of the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$86	$268	$466	$1,037
Service Class	$121	$378	$654	$1,443

III.	The following replaces paragraphs 1 through 7 under Principal Investment Strategies on page 2:

The Fund pursues its investment objective by investing in a portfolio of investments that provide exposure to securities of mid capitalization issuers, while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay.

Lincoln Investment Advisors Corporation (“Adviser”) serves as the investment adviser to the Fund. The Adviser has selected American Century Investment Management, Inc. (“American Century” or “Sub-Adviser) to serve as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Adviser allocates to the Sub-Adviser. The Adviser may change the allocation at any time, in its sole discretion, and the percentage of the Sub-Adviser’s share of the Fund’s assets may change over time.

Mid Cap Value Strategy. The Fund, under normal circumstances, will invest at least 80% of the fund’s net assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.

Though market capitalization may change from time to time, as of March 15, 2019, the capitalization range of the Russell 3000® Index, excluding the largest 100 companies, and the Russell Midcap® Index, were approximately $7.9 million to $59.3 billion and $572.4 million to $43.6 billion, respectively.

In selecting stocks for the Fund, the portfolio managers look for companies whose stock price may not reflect the company’s value. The portfolio managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the portfolio managers believe more accurately reflects the fair value of the company.

The Fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.

Capital Appreciation Strategy. The portfolio managers look for stocks of medium-sized companies they believe will increase in value over time, using an investment strategy developed by the Sub-Adviser. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that durable franchises in a growing industry can sustain above average earnings growth. Under normal market conditions, the Fund’s portfolio will primarily consist of securities of companies with attractive returns on invested capital that are demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

The Fund will usually purchase common stocks of companies that are medium-sized at the time of purchase, but it will purchase securities of smaller- and larger-sized companies as well.

Also, although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the Fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.

The Fund intends to allocate to 80% of the portion of the Fund’s assets not subject to the overlay to its Mid Cap Value Strategy and 20% of the portion of the Fund’s assets not subject to the overlay to the Capital Appreciation Strategy. The allocation to each strategy may change at the discretion of the Adviser.